LOSS BEFORE INCOME TAX	6 Months Ended
Jun. 30, 2021
Loss Before Income Tax
LOSS BEFORE INCOME TAX

5. LOSS BEFORE INCOME TAX

The Group's loss before tax is arrived at after (crediting)/charging:

	Six months ended June 30,
	2020	2021	2021
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Crediting:
Interest income on bank deposits	(9)	(5)	(1)

Charging:
Cost of sales	6,844	—	—
Finance costs*	13	129	20

Issuance expense in related to placement (Note 14 and 15)	—	1,579	245

Employee benefit expenses	632	696	108
Depreciation and amortization:
- Property, plant and equipment	32	33	5
- Right-of-use assets (Note 10(a))	577	360	56
Fair value loss, net:
- Financial assets at fair value through profit or loss (Note 12.1)	—	26,015	4,029
- Derivative financial liabilities (Note 12.2)	—	(1,208)	(187)
Expense relating to short-term leases (included in administrative expenses)	116	117	18

*	Finance costs from operations mainly represented bank charges, foreign currency exchange differences and interest on lease liabilities. The amounts of bank charges were CNY4.00 and CNY3.00 (US$0.46); the foreign currency exchange losses amounted to nil and CNY105.00 (US$16.26); and the interest on lease liabilities amounted to CNY9.00 and CNY21.00 (US$3.25), for the six months ended June 30, 2020 and 2021, respectively.